Average Annual Total Returns{- Fidelity Freedom 2065 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom 2065 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	16.75%	17.88%	[1]	28.71%	23.24%	[1]	16.18%	16.69%	[1]

[1]	(a)From June 28, 2019